Partners' Capital (EPU Computation Schedule) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Capital Unit [Line Items]
Distributed Earnings	$ 99.9	$ 51.5
Limited partners' interest in net income attributable to EnLink Midstream Partners, LP	9.0	7.7
Undistributed Earnings, Basic	(90.9)	(43.8)
Earnings Per Share, Basic	$ 0.03	$ 0.03
Diluted per common unit	$ 0.03	$ 0.03
Common Unit [Member]
Capital Unit [Line Items]
Distributed Earnings	99.5	51.3
Limited partners' interest in net income attributable to EnLink Midstream Partners, LP	9.0	7.6
Undistributed Earnings, Basic	(90.5)	(43.7)
Restricted Stock Units (RSUs) [Member]
Capital Unit [Line Items]
Distributed Earnings	0.4	0.2
Limited partners' interest in net income attributable to EnLink Midstream Partners, LP	0	0.1
Undistributed Earnings, Basic	$ (0.4)	$ (0.1)